ALPHACENTRIC ROBOTICS AND AUTOMATION FUND (GNXAX, GNXCX, GNXIX)
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2025

Shares		Fair Value
	COMMON STOCKS — 98.3%
	AEROSPACE & DEFENSE - 16.0%
2,500	AeroVironment, Inc.(a),(b)	$ 604,725
50,000	Amprius Technologies, Inc.(a)	394,500
50,000	Intuitive Machines, Inc.(a),(b)	811,500
7,500	Kratos Defense & Security Solutions, Inc.(a),(b)	569,325
7,500	Rocket Lab Corporation(a),(b)	523,200
50,000	Unusual Machines Inc(a),(b)	637,000
		3,540,250
	AUTOMOTIVE - 6.8%
50,000	Aeva Technologies, Inc.(a)	664,000
25,000	Pony AI, Inc. - ADR(a),(b)	362,500
55,000	WeRide, Inc. - ADR(a),(b)	477,400
		1,503,900
	ELECTRICAL EQUIPMENT - 6.7%
150,000	Kraken Robotics, Inc.(a)	699,418
2,000	Rockwell Automation, Inc.	778,140
		1,477,558
	INTERNET MEDIA & SERVICES - 3.5%
75,000	Serve Robotics, Inc.(a),(b)	778,500

	MACHINERY - 27.9%
15,000	Doosan Robotics, Inc.(a)	810,637
25,000	FANUC Corporation	971,085
2,000	Keyence Corporation	723,748
75,000	Knightscope, Inc.(a),(b)	278,250
100,000	Palladyne AI Corporation(a),(b)	426,000
2,500	Rainbow Robotics(a)	814,967
250,000	Richtech Robotics, Inc.(a),(b)	807,500
362,246	Scott Technology Ltd.	606,592
12,500	Symbotic, Inc.(a)	743,750
		6,182,529
	MEDICAL EQUIPMENT & DEVICES - 22.2%
7,500	Globus Medical, Inc., Class A(a)	654,825
1,500	Intuitive Surgical, Inc.(a)	849,540
200,000	Microbot Medical, Inc.(a),(b)	400,000

ALPHACENTRIC ROBOTICS AND AUTOMATION FUND (GNXAX, GNXCX, GNXIX)
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025

Shares		Fair Value
	COMMON STOCKS — 98.3% (Continued)
	MEDICAL EQUIPMENT & DEVICES - 22.2% (Continued)
12,500	Omnicell, Inc.(a)	$ 566,250
25,000	PROCEPT BioRobotics Corporation(a),(b)	786,500
50,000	SS Innovations International, Inc.(a)	284,000
600,000	Stereotaxis, Inc.(a)	1,380,000
		4,921,115
	SOFTWARE - 13.6%
75,000	BigBear.ai Holdings, Inc.(a),(b)	405,000
75,000	Kodiak AI, Inc.(a),(b)	819,000
225,000	Rezolve AI plc(a),(b)	578,250
62,500	SoundHound AI, Inc., Class A(a),(b)	623,125
1,250	Synopsys, Inc.(a),(b)	587,150
		3,012,525
	TECHNOLOGY HARDWARE - 1.6%
50,000	Draganfly, Inc.(a)	345,500

	TOTAL COMMON STOCKS (Cost $18,824,544)	21,761,877

	SHORT-TERM INVESTMENTS — 40.2%
	INVESTMENT PURCHASED AS SECURITIES LENDING COLLATERAL – 39.6%
8,780,128	Mount Vernon Liquid Assets Portfolio, 3.84% (Cost $8,780,128) (c)(d)	8,780,128

	MONEY MARKET FUND – 0.6%
138,492	First American Treasury Obligations Fund, Class X, 3.68% (Cost $138,492)(d)	138,492

	TOTAL SHORT-TERM INVESTMENTS (Cost $8,918,620)	8,918,620

	TOTAL INVESTMENTS - 138.5% (Cost $27,743,164)	$ 30,680,497
	LIABILITIES IN EXCESS OF OTHER ASSETS - (38.5)%	(8,535,272)
	NET ASSETS - 100.0%	$ 22,145,225

ADR	- American Depositary Receipt
LTD	- Limited Company
PLC	- Public Limited Company
(a)	Non-income producing security.
(b)	All or a portion of the security is on loan. The total value of the securities on loan as of December 31, 2025 was $8,499,329.
(c)	Security was purchased with cash received as collateral for securities on loan at December 31, 2025. Total collateral had a value of $8,780,128 at December 31, 2025.
(d)	Rate disclosed is the seven day effective yield as of December 31, 2025.